VANECK SEMICONDUCTOR ETF

SCHEDULE OF INVESTMENTS

June 30, 2023 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.9%
Netherlands: 7.6%
ASML Holding N.V. (USD)	650,699	$471,594,100
NXP Semiconductors N.V. (USD)	1,119,715	229,183,266
		700,777,366
Switzerland: 1.7%
STMicroelectronics N.V. (USD) †	3,182,695	159,102,923
Taiwan: 11.3%
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	10,354,006	1,044,926,286
United States: 79.3%
Advanced Micro Devices, Inc. *	3,711,091	422,730,376
Analog Devices, Inc.	2,181,869	425,049,900
Applied Materials, Inc.	2,914,932	421,324,271
Broadcom, Inc.	560,939	486,575,317
Cadence Design Systems, Inc. *	1,207,276	283,130,368
Intel Corp.	12,581,387	420,721,581
KLA Corp.	615,425	298,493,434
Lam Research Corp.	644,335	414,217,198
Marvell Technology, Inc.	3,306,536	197,664,722
Microchip Technology, Inc.	2,541,694	227,710,366
Micron Technology, Inc.	4,781,531	301,762,421
	Number of Shares	Value
United States (continued)
Monolithic Power Systems, Inc.	193,382	$104,470,758
NVIDIA Corp.	4,144,186	1,753,073,562
ON Semiconductor Corp. *	1,685,621	159,426,034
Qorvo, Inc. *	391,128	39,906,790
Qualcomm, Inc.	3,416,780	406,733,491
Skyworks Solutions, Inc.	741,722	82,101,208
Synopsys, Inc. *	726,854	316,479,500
Teradyne, Inc.	605,128	67,368,900
Texas Instruments, Inc.	2,542,289	457,662,866
Universal Display Corp.	215,079	30,999,336
		7,317,602,399
Total Common Stocks (Cost: $9,383,513,827)		9,222,408,974

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.4%
Money Market Fund: 0.4% (Cost: $33,447,957)
State Street Navigator Securities Lending Government Money Market Portfolio	33,447,957	33,447,957
Total Investments: 100.3% (Cost: $9,416,961,784)		9,255,856,931
Liabilities in excess of other assets: (0.3)%		(31,793,878)
NET ASSETS: 100.0%		$9,224,063,053

Definitions:

ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $33,371,224.
*	Non-income producing

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Semiconductors	75.4%	$6,949,801,203
Semiconductor Materials & Equipment	18.1	1,672,997,903
Application Software	6.5	599,609,868
	100.0%	$9,222,408,974
1